Segment Information - Summary of Operating Segments (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Operating revenues	R$ 100,199	R$ 117,079	R$ 104,200
Interest margin	50,053	69,350	60,705
Commissions and Banking Fees	38,557	39,032	36,809
Revenues from banking services and bank charges	38,557
Income related to insurance and private pension operations before claim and selling expenses	4,488	4,553	3,961
Other revenues	7,101	4,144	2,725
Cost of Credit	(24,626)	(17,272)	(8,954)
Claims	(1,354)	(1,295)	(1,228)
Operating margin	74,219	98,512	94,018
Other operating income (expenses)	(68,989)	(67,269)	(63,410)
Non-interest expenses	(64,207)	(61,012)	(57,538)
Tax expenses for ISS, PIS and COFINS and Other	(6,181)	(7,572)	(6,619)
Share of profit or (loss) in associates and joint ventures	1,399	1,315	747
Income before income tax and social contribution	5,230	31,243	30,608
Income tax and social contribution	9,834	(3,430)	(4,969)
Non-controlling interest in subsidiaries	3,832	(700)	(732)
Net income	18,896	27,113	24,907
Total assets	2,019,251	1,637,481	1,552,797
Total liabilities	1,864,726	1,488,016	1,402,331
Investments in associates and joint ventures	15,570	15,097	12,019
Fixed assets, net	6,937	7,166	7,302
Goodwill and Intangible assets, net	17,330	19,719	19,329
Retail Banking [Member]
Disclosure of operating segments [line items]
Operating revenues	72,680	79,227	72,182
Interest margin	41,818	46,764	40,243
Commissions and Banking Fees		25,411	25,131
Revenues from banking services and bank charges	23,918
Income related to insurance and private pension operations before claim and selling expenses	6,944	7,052	6,808
Other revenues	0	0
Cost of Credit	(21,247)	(16,072)	(12,526)
Claims	(1,345)	(1,206)	(1,160)
Operating margin	50,088	61,949	58,496
Other operating income (expenses)	(40,221)	(41,430)	(40,002)
Non-interest expenses	(35,310)	(36,346)	(35,296)
Tax expenses for ISS, PIS and COFINS and Other	(4,911)	(5,084)	(4,706)
Share of profit or (loss) in associates and joint ventures	0
Income before income tax and social contribution	9,867	20,519	18,494
Income tax and social contribution	(3,071)	(7,095)	(6,939)
Non-controlling interest in subsidiaries	(175)	(198)	(184)
Net income	6,621	13,226	11,371
Total assets	1,265,620	1,056,275	1,042,145
Total liabilities	1,218,977	1,013,186	1,005,194
Investments in associates and joint ventures	2,012	1,911	1,220
Fixed assets, net	4,587	5,252	5,526
Goodwill and Intangible assets, net	4,978	6,681	6,845
Wholesale Banking [member]
Disclosure of operating segments [line items]
Operating revenues	32,187	30,650	29,389
Interest margin	19,883	18,778	18,930
Commissions and Banking Fees		11,306	9,810
Revenues from banking services and bank charges	11,911
Income related to insurance and private pension operations before claim and selling expenses	393	566	649
Other revenues	0	0
Cost of Credit	(8,968)	(2,082)	(1,540)
Claims	(8)	(59)	(68)
Operating margin	23,211	28,509	27,781
Other operating income (expenses)	(16,133)	(15,403)	(15,217)
Non-interest expenses	(14,592)	(13,940)	(13,817)
Tax expenses for ISS, PIS and COFINS and Other	(1,541)	(1,463)	(1,400)
Share of profit or (loss) in associates and joint ventures	0
Income before income tax and social contribution	7,078	13,106	12,564
Income tax and social contribution	(1,893)	(3,856)	(3,829)
Non-controlling interest in subsidiaries	601	(444)	(550)
Net income	5,786	8,806	8,185
Total assets	981,034	682,271	655,393
Total liabilities	915,253	625,614	597,528
Investments in associates and joint ventures	0
Fixed assets, net	806	1,160	879
Goodwill and Intangible assets, net	9,901	7,645	8,178
Market And Corporation [Member]
Disclosure of operating segments [line items]
Operating revenues	9,918	9,913	10,246
Interest margin	8,394	9,088	9,912
Commissions and Banking Fees		590	138
Revenues from banking services and bank charges	1,401
Income related to insurance and private pension operations before claim and selling expenses	123	235	196
Other revenues	0	0
Cost of Credit	6		0
Claims	0
Operating margin	9,924	9,913	10,246
Other operating income (expenses)	(650)	(986)	(1,070)
Non-interest expenses	(287)	(365)	(331)
Tax expenses for ISS, PIS and COFINS and Other	(363)	(621)	(739)
Share of profit or (loss) in associates and joint ventures	0
Income before income tax and social contribution	9,274	8,927	9,176
Income tax and social contribution	(3,099)	(2,545)	(2,964)
Non-controlling interest in subsidiaries	(46)	(51)	(35)
Net income	6,129	6,331	6,177
Total assets	143,715	147,901	142,853
Total liabilities	108,432	104,799	93,546
Investments in associates and joint ventures	13,879	13,666	11,438
Fixed assets, net	0
Goodwill and Intangible assets, net	0
Ita Unibanco SA [Member]
Disclosure of operating segments [line items]
Operating revenues	114,785	119,790	111,817
Interest margin	70,095	74,630	69,085
Commissions and Banking Fees		37,307	35,079
Revenues from banking services and bank charges	37,230
Income related to insurance and private pension operations before claim and selling expenses	7,460	7,853	7,653
Other revenues	0	0
Cost of Credit	(30,209)	(18,154)	(14,066)
Claims	(1,353)	(1,265)	(1,228)
Operating margin	83,223	100,371	96,523
Other operating income (expenses)	(57,004)	(57,819)	(56,289)
Non-interest expenses	(50,189)	(50,651)	(49,444)
Tax expenses for ISS, PIS and COFINS and Other	(6,815)	(7,168)	(6,845)
Share of profit or (loss) in associates and joint ventures	0
Income before income tax and social contribution	26,219	42,552	40,234
Income tax and social contribution	(8,063)	(13,496)	(13,732)
Non-controlling interest in subsidiaries	380	(693)	(769)
Net income	18,536	28,363	25,733
Total assets	2,112,586	1,738,713	1,649,613
Total liabilities	1,964,880	1,595,865	1,505,490
Investments in associates and joint ventures	15,891	15,577	12,658
Fixed assets, net	5,393	6,412	6,405
Goodwill and Intangible assets, net	14,879	14,326	15,023
Adjustments [Member]
Disclosure of operating segments [line items]
Operating revenues	(14,586)	(2,711)	(7,617)
Interest margin	(20,042)	(5,280)	(8,380)
Commissions and Banking Fees		1,725	1,730
Revenues from banking services and bank charges	1,327
Income related to insurance and private pension operations before claim and selling expenses	(2,972)	(3,300)	(3,692)
Other revenues	7,101	4,144	2,725
Cost of Credit	5,583	882	5,112
Claims	(1)	(30)	0
Operating margin	(9,004)	(1,859)	(2,505)
Other operating income (expenses)	(11,985)	(9,450)	(7,121)
Non-interest expenses	(14,018)	(10,361)	(8,094)
Tax expenses for ISS, PIS and COFINS and Other	634	(404)	226
Share of profit or (loss) in associates and joint ventures	1,399	1,315	747
Income before income tax and social contribution	(20,989)	(11,309)	(9,626)
Income tax and social contribution	17,897	10,066	8,763
Non-controlling interest in subsidiaries	3,452	(7)	37
Net income	360	(1,250)	(826)
Total assets	(93,335)	(101,232)	(96,816)
Total liabilities	(100,154)	(107,849)	(103,159)
Investments in associates and joint ventures	(321)	(480)	(639)
Fixed assets, net	1,544	754	897
Goodwill and Intangible assets, net	R$ 2,451	R$ 5,393	R$ 4,306